Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2017 and six months ended June 30, 2018 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2017	75,120	$15.93	1.59 years	$698,616
Granted	93,675	12.77
Vested	(25,282)	16.17

Balance as of December 31, 2017	143,513	$13.82	1.49 years	$1,413,603
Granted	126,542	12.04
Vested	(28,194)	12.77
Forfeited	(3,263)	14.34

Balance as of June 30, 2018	238,598	$12.99	1.80 years	$3,018,265

Summary of Stock Option Activity

Options activity during the year ended December 31, 2017 and the six months ended June 30, 2018 was as follows:

Options	Number of non-vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2017	373,740	$21.54	7.70	—
Forfeited during the year	(5,000)	23.85	—	—
Vested	(214,055)	24.19	—	—

Balance as of December 31, 2017	154,685	$17.80	7.70	—
Forfeited	(1,500)	17.80	—	—
Vested	(153,185)	17.80	—	—

Balance as of June 30, 2018	—	—	—	$—